Cover	Dec. 12, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	ELYS GAME TECHNOLOGY, CORP.
Entity Central Index Key	0001080319
Entity Tax Identification Number	33-0823179
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Dec. 12, 2022